Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Summary of activity of restricted share units
The following table summarizes the activity of restricted share units during fiscal years 2023, 2022 and 2021:

	Units	Weighted-average grant-date fair value
Outstanding at December 31, 2020	451,198	7.80
Partial vesting of 2016 grant	(110,213)	4.70
Partial vesting of 2017 grant	(62,742)	9.20
Partial vesting of 2018 grant	(79,673)	8.50
Forfeitures	(11,774)	8.69
Outstanding at December 31, 2021	186,796	8.70
Partial vesting of 2017 grant	(51,613)	9.20
Partial vesting of 2018 grant	(64,895)	8.50
Forfeitures	(8,522)	8.62
Outstanding at December 31, 2022	61,766	8.50
Partial vesting of 2018 grant	(60,623)	8.50
Forfeitures	(1,143)	8.50
Outstanding at December 31, 2023	—	—
Exercisable at December 31, 2023	—	—

Summary of phantom RSU award activity
The following table provides information about the awards granted by the Company as of December 31, 2023:

Grant	Units	Vesting period
2019	186,081	May 2021
	93,040	May 2022
	93,040	May 2023
	1,300,496	May 2024
2020	65,440	May 2021
2021	44,093	April 2022
	874,294	May 2024
2022	41,055	April 2023
	866,481	May 2025
2023	32,599	April 2024
	736,776	May 2026
The following table summarizes the activity under the plan as of December 31, 2023:

	Units	Settlement
Outstanding at December 31, 2020	1,690,484	$—
Grant 2021	918,387	—
Partial vesting of 2019 grant	(173,916)	1,104
Vesting of 2020 grant	(65,440)	416
Forfeitures	(329,027)	—
Outstanding at December 31, 2021	2,040,488	—
Grant 2022	907,536	—
Partial vesting of 2019 grant	(63,257)	431
Vesting of 2021 grant	(44,093)	320
Forfeitures	(128,919)	—
Outstanding at December 31, 2022	2,711,755	—
Grant 2023	769,375	—
Partial vesting of 2019 grant	(59,616)	512
Vesting of 2022 grant	(41,055)	326
Forfeitures	(180,272)	—
Outstanding at December 31, 2023	3,200,187	—

The following table provides a summary of the plan as of December 31, 2023:

Total Non-vested (i)
Number of units outstanding	3,200,187
Current share price	12.69
Total fair value of the plan	40,610
Weighted-average accumulated percentage of service	65.73%
Accrued liability (ii)	26,693
Compensation expense not yet recognized (iii)	13,917

(i)Related to awards that will vest between April 2024 and May 2026.
(ii)Presented within “Accrued payroll and other liabilities” in the Company’s current and non-current liabilities balance sheet.
(iii)Expected to be recognized in a weighted-average period of 1.77 years.